UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21158

        Nuveen North Carolina Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII)
	August 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.7% (1.7% of Total Investments)
$ 2,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 1,530,100
	Series 2002, 5.500%, 5/15/39
	Education and Civic Organizations – 4.0% (2.5% of Total Investments)
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University,
	Series 2001A:
330	5.125%, 10/01/26	10/11 at 100.00	AA+	338,336
95	5.125%, 10/01/41	10/11 at 100.00	AA+	95,904
1,290	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.000%,	10/12 at 100.00	A+	1,299,469
	4/01/27 – AMBAC Insured
500	University of North Carolina Wilmington, Certificates of Participation, Student Housing	6/16 at 100.00	A	518,240
	Project Revenue Bonds, Series 2006, 5.000%, 6/01/21 – FGIC Insured
2,215	Total Education and Civic Organizations			2,251,949
	Health Care – 12.4% (7.8% of Total Investments)
695	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R	587,331
	2007, 5.250%, 10/01/27
580	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA–	578,457
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
500	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston	4/18 at 100.00	AAA	508,265
	Memorial Hospital Project, Series 2008, 5.250%, 10/01/36 – FSA Insured
180	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/19 at 100.00	AAA	182,183
	Center, Series 2006B, 5.125%, 10/01/31 – FSA Insured
545	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds (WakeMed), Series	10/14 at 100.00	AAA	562,811
	2009A, 5.625%, 10/01/38 – AGC Insured
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	A+	2,086,880
	Obligated Group, Series 2003A, 5.000%, 11/01/18
1,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series	11/17 at 100.00	A–	870,200
	2007, 5.000%, 11/01/27
300	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	A+	283,785
	2005, 5.000%, 1/01/33 – FGIC Insured
150	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue	4/18 at 100.00	BBB	133,556
	Bonds, Series 2008, 6.250%, 10/01/38
1,200	The Charlotte-Mecklenberg Hospital Authority, North Carolina, Doing Business as Carolinas	1/18 at 100.00	AA–	1,181,364
	HealthCare System, Health Care Refunding Revenue Bonds, Series 2008A, 5.000%, 1/15/47
7,150	Total Health Care			6,974,832
	Housing/Multifamily – 1.9% (1.2% of Total Investments)
1,000	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock	7/13 at 105.00	AAA	1,032,890
	Apartments, Series 2003, 5.150%, 1/01/22 (Alternative Minimum Tax)
	Housing/Single Family – 2.8% (1.8% of Total Investments)
650	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	1/10 at 100.00	AA	650,091
	Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)
500	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%,	1/17 at 100.00	AA	457,760
	7/01/33 (Alternative Minimum Tax)
505	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	463,181
	7/01/37 (Alternative Minimum Tax)
1,655	Total Housing/Single Family			1,571,032

	Long-Term Care – 1.6% (1.0% of Total Investments)
600	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian	10/16 at 100.00	N/R	537,918
	Homes, Series 2006B, 5.200%, 10/01/21
250	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian	10/16 at 100.00	N/R	212,145
	Homes, Series 2006, 5.400%, 10/01/27
190	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	N/R	160,793
	5.000%, 1/01/36
1,040	Total Long-Term Care			910,856
	Materials – 0.3% (0.2% of Total Investments)
200	Columbus County Industrial Facilities and Pollution Control Financing Authority, North	3/17 at 100.00	BBB	156,138
	Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project,
	Series 2007A, 4.625%, 3/01/27
	Tax Obligation/General – 17.3% (10.9% of Total Investments)
3,900	Cary, North Carolina, General Obligation Water and Sewer Bonds, Series 2001, 5.000%, 3/01/20	3/11 at 102.00	AAA	4,087,275
1,500	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/22	4/17 at 100.00	AAA	1,670,340
	Lincoln County, North Carolina, General Obligation Bonds, Series 2002A:
850	5.000%, 6/01/19 – FGIC Insured	6/12 at 101.00	AA–	897,626
900	5.000%, 6/01/20 – FGIC Insured	6/12 at 101.00	AA–	941,805
1,050	5.000%, 6/01/21 – FGIC Insured	6/12 at 101.00	AA–	1,099,676
500	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	537,005
400	Raleigh, North Carolina, General Obligation Bonds, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AAA	441,928
9,100	Total Tax Obligation/General			9,675,655
	Tax Obligation/Limited – 34.7% (21.9% of Total Investments)
1,800	Catawba County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/22 –	6/14 at 100.00	Aa3	1,884,366
	NPFG Insured
2,750	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	2,772,220
	Series 2003G, 5.000%, 6/01/33
600	Charlotte, North Carolina, Certificates of Participation, Nascar Hall of Fame, Series 2009C,	6/19 at 100.00	AA+	608,280
	5.000%, 6/01/39
575	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series	6/18 at 100.00	AA+	584,741
	2008A, 5.000%, 6/01/33
800	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/27 –	6/17 at 100.00	AA–	824,816
	NPFG Insured
3,000	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 6/01/23 –	12/12 at 100.00	AA–	3,008,700
	AMBAC Insured
200	Harnett County, North Carolina, Certificates of Participation, Series 2009, 5.000%, 6/01/28 –	6/19 at 100.00	AAA	208,934
	AGC Insured
500	Lee County, North Carolina, Certificates of Participation, Public Schools and Community	4/14 at 100.00	AAA	534,120
	College, Series 2004, 5.250%, 4/01/20 – FSA Insured
200	Mecklenburg County, North Carolina, Certificates of Participation, Series 2009A,	No Opt. Call	AA+	213,294
	5.000%, 2/01/27
1,000	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B,	6/14 at 100.00	AA+	1,063,130
	5.000%, 6/01/20
565	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	595,742
2,000	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%,	9/12 at 101.00	A–	2,075,360
	9/01/21 – AMBAC Insured
1,000	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%,	12/17 at 100.00	AAA	1,049,540
	12/01/27 – FSA Insured
1,200	Sampson County, North Carolina, Certificates of Participation, Series 2006,	6/17 at 100.00	AAA	1,214,520
	5.000%, 6/01/34 – FSA Insured (UB)
1,785	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/20 –	6/13 at 101.00	AA–	1,890,351
	AMBAC Insured
500	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	522,300
400	Wilson County, North Carolina, Certificates of Participation, School Facilities Project,	4/17 at 100.00	A2	407,056
	Series 2007, 5.000%, 4/01/25 – AMBAC Insured
18,875	Total Tax Obligation/Limited			19,457,470

	Transportation – 10.4% (6.6% of Total Investments)
400	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds,	1/19 at 100.00	AAA	416,072
	Series 2009A, 5.750%, 1/01/39 – AGC Insured
2,195	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds,	No Opt. Call	AAA	424,711
	Series 2009B, 0.000%, 1/01/35 – AGC Insured
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
1,780	5.250%, 11/01/15 – FGIC Insured	5/11 at 101.00	Aa3	1,857,483
3,100	5.000%, 11/01/20 – FGIC Insured	5/11 at 101.00	Aa3	3,154,188
7,475	Total Transportation			5,852,454
	U.S. Guaranteed – 17.9% (11.3% of Total Investments) (4)
500	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2000, 5.375%,	6/10 at 101.00	Baa1 (4)	523,180
	6/01/26 (Pre-refunded 6/01/10) – MBIA Insured
170	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	Aa3 (4)	181,538
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31 (Pre-refunded 1/15/11)
200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/15 at 100.00	AAA	230,336
	DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
50	Cumberland County, North Carolina, Hospital Facility Revenue Bonds, Cumberland County	10/09 at 101.00	A3 (4)	50,676
	Hospital System Inc., Cape Fear Valley Health System, Series 1999, 5.250%, 10/01/29
	(Pre-refunded 10/01/09)
	Forsyth County, North Carolina, Certificates of Participation, Public Facilities and Equipment
	Project, Series 2002:
1,325	5.125%, 1/01/16 (Pre-refunded 1/01/13)	1/13 at 101.00	AA+ (4)	1,492,016
770	5.250%, 1/01/19 (Pre-refunded 1/01/13)	1/13 at 101.00	AA+ (4)	870,177
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University,
	Series 2001A:
920	5.125%, 10/01/26 (Pre-refunded 10/01/11)	10/11 at 100.00	AAA	1,001,742
405	5.125%, 10/01/41 (Pre-refunded 10/01/11)	10/11 at 100.00	AAA	440,984
1,600	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/12 at 100.00	AAA	1,791,840
	2002A, 5.125%, 7/01/42 (Pre-refunded 10/01/12)
500	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	550,300
	Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)
500	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	Aa3 (4)	576,480
	5.000%, 11/01/24 (Pre-refunded 11/01/14)
610	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.000%,	10/12 at 100.00	N/R (4)	680,839
	4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured
1,500	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A, 5.000%,	6/12 at 100.00	AAA	1,658,535
	6/01/19 (Pre-refunded 6/01/12)
9,050	Total U.S. Guaranteed			10,048,643
	Utilities – 16.6% (10.4% of Total Investments)
150	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003F,	1/13 at 100.00	BBB+	157,713
	5.500%, 1/01/16
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	516,540
	5.250%, 1/01/20 – AMBAC Insured
4,060	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,	1/10 at 100.00	Baa1	4,064,344
	Series 1993B, 5.500%, 1/01/17 – FGIC Insured
2,665	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A,	1/13 at 100.00	A2	2,841,530
	5.250%, 1/01/15 – AMBAC Insured
250	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008A,	1/18 at 100.00	A	269,193
	5.250%, 1/01/20
1,400	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A1	1,455,286
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17
9,025	Total Utilities			9,304,606
	Water and Sewer – 36.1% (22.7% of Total Investments)
2,000	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	4/18 at 100.00	AAA	2,051,840
	4/01/31 – FSA Insured
425	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series	8/18 at 100.00	AA	454,295
	2008, 5.000%, 8/01/28

	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001:
750	5.125%, 6/01/26	6/11 at 101.00	AAA	774,473
1,780	5.125%, 6/01/26 – FGIC Insured	6/11 at 101.00	Aa1	1,803,745
300	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002, 5.000%,	6/13 at 100.00	AA	320,898
	6/01/18 – NPFG Insured
2,500	Kannapolis, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001B, 5.250%,	2/12 at 101.00	AAA	2,494,425
	2/01/26 – FSA Insured (Alternative Minimum Tax)
50	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A, 6.000%, 6/01/34 –	6/19 at 100.00	AAA	53,103
	AGC Insured
500	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%,	6/14 at 100.00	A	515,075
	6/01/23 – SYNCORA GTY Insured
1,000	Orange Water and Sewerage Authority, North Carolina, Water and Sewerage System Revenue Bonds,	7/11 at 101.00	AA+	1,028,720
	Series 2001, 5.000%, 7/01/26
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
4,950	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	5,187,551
3,000	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	3,105,960
5	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals	3/16 at 100.00	AAA	5,530
	Series II-R-645-2, 13.564%, 3/01/36 (IF)
2,375	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A,	6/17 at 100.00	AAA	2,461,236
	5.000%, 6/01/37 (UB)
19,635	Total Water and Sewer			20,256,851
$ 88,420	Total Investments (cost $87,908,912) – 158.7%			89,023,476
	Floating Rate Obligations – (13.3)%			(7,480,000)
	Other Assets Less Liabilities – 4.5%			2,549,055
	Preferred Shares, at Liquidation Value – (49.9)% (5)			(28,000,000)
	Net Assets Applicable to Common Shares – 100%			$ 56,092,531

Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of
August 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$89,023,476	$ —	$89,023,476

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting
Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification.
Temporary and permanent differences do not impact the net asset value of the Fund.
At August 31, 2009, the cost of investments was $80,427,950.
Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 2,281,958
Depreciation	(1,166,039)
Net unrealized appreciation (depreciation) of investments	$ 1,115,919

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.5%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Dividend Advantage Municipal Fund 3

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         October 30, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        October 30, 2009